Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 5,943	$ 95,068	$ 124,535
Digital currencies	2	199	17,036
Prepaid expense and other current assets	20,378		8,902
Total current assets	26,323	95,267	150,473
Other assets:
Property and equipment, net	1,359		489,420
Investment			2,250,000
Websites		919	6,075
Deposits	1,885	1,885	336,885
Total other assets	3,244	2,804	3,082,380
Total Assets	29,567	98,071	3,232,853
Liabilities and Stockholders' Deficit:
Accounts payable and accrued expenses	491,960	770,497	402,464
Short term loan		45,000	45,000
Convertible notes		3,283,034	1,781,156
Derivative liabilities	4,341,334	23,231,938	3,794,153
Derivative liabilities for shortfall of shares		14,915,419
Liquidated Damages Liabilities		3,102,750
Total current liabilities	4,833,294	45,348,638	6,022,773
Stockholders' deficit:
Common stock value	187,026	16,097	2,842
Treasury stock, at cost	(617)	(217)	(217)
Additional paid in capital	109,624,828	23,785,756	21,994,382
Accumulated deficit	(114,615,820)	(69,052,203)	(24,786,927)
Total stockholders' deficit	(4,803,727)	(45,250,567)	(2,789,920)
Total Liabilities and stockholders' deficit	29,567	98,071	3,232,853
Series B Preferred Stock [Member]
Stockholders' deficit:
Preferred stock value	777
Series C Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred stock value	$ 79